SECOND AMENDMENT TO THE THIRD AMENDED
AND RESTATED AGREEMENT AND DECLARATION OF TRUST

OF

HIGHLAND INCOME FUND


To the Secretary of State of
Commonwealth of Massachusetts

It is hereby stated that:

1.   This document constitutes an amendment (the
Amendment) dated August 13, 2020, to the Third
Amended and Restated Agreement and Declaration of
Trust (hereinafter called the Declaration of Trust) of Highland Income Fund.

2. The Declaration of Trust amended by this document was filed with the Secretary of State of the Commonwealth of Massachusetts on September 17,
2019.

3. The Amendment to the Declaration of Trust effected by this document is to add the following provisions:

     Article V, Section 9.  Definitions.

	In the following Sections 9-15 of Article V, the following words have the meanings indicated:

	(a)	Acquiring person means a person who
makes or proposes to make a control share acquisition.

	(b)	Associate, when used to indicate a
relationship with any person, means a person
that:
			(i)	directly or indirectly controls,
or is controlled by, or is under common
control with, the person specified; or

	(ii)	is acting or intends to act
jointly or in concert with the person
specified.

 (c)	Control share acquisition	means the
acquisition, directly or indirectly, by any person, of ownership of, or the power to direct the exercise of voting power with respect to, issued and outstanding control shares. Shares acquired within 90 days or Shares acquired under a plan to make a control share acquisition are considered to have been acquired in the same acquisition.

A control share acquisition does not include the
acquisition of Shares:
			(i)	under a merger, consolidation, or
share exchange if the Trust is a party
to the merger, consolidation, or share
exchange; or
			(ii)	made in good faith and not for
the purpose of circumventing this
Article V by any person whose voting
rights have previously been authorized
by Shareholders in compliance with
this Article V.

(d)	Control shares means Shares that
would, if aggregated with all other Shares of
the Trust (including Shares the acquisition of
which is excluded from control share
acquisition in subsection (c) above) owned by
a person or in respect of which that person is
entitled to exercise or direct the exercise of
voting power, except solely by virtue of a
revocable proxy, entitle that person, directly
or indirectly, to exercise or direct the
exercise of the voting power of Shares of the
Trust in the election of Trust within any of
the following ranges of voting power:
		(i)	One-tenth or more, but less than one-
third of all voting power;
			(ii)	One-third or more, but less than
a majority of all voting power; or
   (iii)	A majority or more of all voting
power.

Control shares includes Shares only to the extent that the acquiring person, following the acquisition of the Shares, is entitled, directly or indirectly, to exercise or direct the exercise of voting power within any level of voting power set forth above for which approval has not been obtained previously under this Article V.

(e)	Interested shares means Shares of the
Trust in respect of which any of the following
persons is entitled to exercise or direct the
exercise of the voting power of Shares of the
Trust in the election of Trustees:
			(i)	An acquiring person;
   (ii)	An officer of the Trust or the
Trusts Adviser; or
(iii)	An employee of the Trust or the
Trusts Adviser who is also a Trustee
of the Trust.

(f)	Person includes an associate of the
person.


	Article V, Section 10.  Voting Rights.

(a)	Holders of control shares of the
Trust acquired in a control share
acquisition have no voting rights with
respect to the control shares except to
the extent approved by the Shareholders at a meeting held pursuant to Article V,
Section 12, by the affirmative vote of
two-thirds of all the votes entitled to be cast on the matter, excluding all interested shares.

	(b)	A person may not be deemed to be
entitled to exercise or direct the exercise of
voting power with respect to the Shares held
for the benefit of others if the person:
		(i)	is acting in the ordinary course
of business, in good faith and not for
the purpose of circumventing the
provisions of this Section 10; and
		(ii)	is not entitled to exercise or to
direct the exercise of the voting power
of the Shares unless the person first
seeks to obtain the instruction of
another person.

	Article V, Section 11.  Acquiring Person
Statement.

	(a)	Any person who proposes to make or who
has made a control share acquisition may
deliver an acquiring person statement to the
Trust as the Trusts principal office.  The
acquiring person statement shall set forth all
of the following:
		(i)	The identity of the acquiring
person and each other member of any
group of which the person is a part for
purposes of determining control shares;
		(ii)	The number of shares of the Trust
owned (directly or indirectly) by the
acquiring person and each other member
of any group;
		(iii)	The applicable range of voting
power as set forth in Article V, Section
9(d); and
		(iv)	If the control share acquisition
has not yet occurred:
			(A)	A description in reasonable
detail of the terms of the
proposed control share
acquisition; and
		(B)	Representations of the
acquiring person, together with a
statement in reasonable detail of
the facts on which they are based,
that:
				(1)	The proposed control
share acquisition, if
consummated, will not be
contrary to law; and
				(2)	The acquiring person
has the financial capacity,
through financing to be
provided by the acquiring
person and any additional
specified sources of
financing required pursuant
to Article V, Section 13, to
make the proposed control
share acquisition.

	Article V, Section 12.  Special Meeting for
Acquiring Person.

	(a)	Except as provided in Article V, Section
13, if the acquiring person requests, at the time of delivery of an acquiring person statement, and gives a written undertaking to pay the Trusts expenses of a special meeting, except the expenses of opposing approval of the voting rights, within 10 days after the day on which the Trust receives both the request and the undertaking, the Board of Trustees shall call a special meeting of Shareholders of the Trust for the purpose of considering the voting rights to be accorded the Shares acquired or to be acquired in the control share acquisition.

	(b)	The Board of Trustees may require the
acquiring person to give bond, with sufficient surety, to reasonably assure the Trust that this undertaking will be satisfied.

	(c)	Unless the acquiring person agrees in
writing to another date, the special meeting of Shareholders shall be held within 50 days after the day on which the Trust has received both the request and the undertaking.

	(d)	If the acquiring person makes a request
in writing at the time of delivery of the acquiring person statement, the special meeting may not be held sooner than 30 days after the day on which the Trust receives the acquiring person statement.

	(e)	(i)	If no request is made by the
acquiring person under subsection (a)
above, the issue of the voting rights to be accorded the Shares acquired in the control share acquisition may, at the option of the Trust, be presented for consideration at any meeting of
Shareholders.

		(ii)	If no request is made under
subsection (a) above and the Trust
proposes to present the issue of voting
rights to be accorded the Shares
acquired in a control share acquisition
for consideration at any meeting of
Shareholders, the Trust shall provide
the acquiring person with written notice of the proposal not less than 20 days before the date on which notice of the meeting is given.

	Article V, Section 13. Financing Requirements for Call of Special Meeting for Acquiring
Person.

	(a)	A call of a special meeting of
Shareholders of the Trust is not required to be made under Article V, Section 12 unless, at the time of delivery of an acquiring person statement under Article V, Section 11, the acquiring person has:

(i)	Entered into a definitive
financing agreement or agreements with
one or more responsible financial
institutions or other entities that have the necessary financial capacity, providing for any amount of financing of the control share acquisition not to be provided by the acquiring person; and

(ii)	Delivered a copy of the agreements
to the Trust.

        Article V, Section 14.  Notice of Special
Meeting for Acquiring Person.

(a)	If a special meeting of Shareholders is
requested by an acquiring person, notice of the special meeting shall be given as promptly as reasonably practicable by the Trust to all Shareholders of record as of the record date set for the meeting, whether or not the Shareholder is entitled to vote at the meeting.

(b)	Notice of the special or annual meeting
of Shareholders at which the voting rights of
an acquiring person are to be considered
shall include or be accompanied by the
following:
(i)	A copy of the acquiring person
statement delivered to the Trust
pursuant to Article V, Section 11; and
(ii)	A statement by the Board of
Trustees setting forth the position or
recommendation of the Board, or stating
that the Board is taking no position or
making no recommendation with respect to the issue of voting rights to be accorded the control shares.

	Article V, Section 15. Redemption Rights of the Trust.

(a)	If an acquiring person statement has
been delivered on or before the 10th day after the control share acquisition, the Trust may, at its option, redeem any or all control shares, except control shares for which voting rights have been previously approved under Article V, Section 10, at any time during a 60-day period commencing on the day of a meeting at which voting rights are considered under Article V, Section 12, and are not approved.

(b)	In addition to the redemption rights
authorized under subsection (a) above, if an acquiring person statement has not been delivered on or before the 10th day after the control share acquisition, the Trust may, at its option, redeem any or all control shares, except control shares for which voting rights have been previously approved under Article
V, Section 10, at any time commencing on the 11th day after the control share acquisition and ending 60 days after a statement has been delivered.

(c)	Any redemption of control shares under
this Section 15 shall be at fair value, which shall mean [the closing price of the Shares on the New York Stock Exchange on the preceding trading day].


       4.	The amendment herein provided for was
authorized in accordance with law.


IN WITNESS WHEREOF, the undersigned have executed this amendment to the Declaration of Trust on the 13th day of August, 2020.


John Honis, as Trustee

Bryan A. Ward, as Trustee

Ethan Powell, as Trustee

Dr. Bob Froehlich, as Trustee